GENERAL AND ADMINISTRATIVE EXPENSES	6 Months Ended
Jun. 30, 2024
GENERAL AND ADMINISTRATIVE EXPENSES

14. GENERAL AND ADMINISTRATIVE EXPENSES

General and administrative expenses consist of the following:

	Three months ended June 30,		Six months ended June 30,
	2024	2023	2024	2023
Salaries and benefits	$459	$291	$855	$686
Office and miscellaneous	577	425	958	617
Management and consulting fees	158	97	265	203
Investor relations	108	86	181	167
Travel and promotion	42	39	77	93
Professional fees	310	464	469	703
Directors fees	46	45	90	89
Regulatory and compliance fees	51	53	93	91
Depreciation	40	35	75	70
	$1,791	$1,535	$3,063	$2,719